Schedule of combined financial statements reflect the activities of the company (Details)	12 Months Ended
Mar. 31, 2025
Phoenix Asia Holdings Limited [Member]
Entity Incorporation, Date of Incorporation	Aug. 09, 2024
Jurisdiction of formation	Cayman Islands
Percentage of ownership	Parent
Principal Activities	Investment holding
Phoenix (BVI) Limited [Member]
Entity Incorporation, Date of Incorporation	Aug. 16, 2024
Jurisdiction of formation	British Virgin Islands
Percentage of ownership	100
Principal Activities	Investment holding
Winfield Engineering (Hong Kong) Limited [Member]
Entity Incorporation, Date of Incorporation	Feb. 23, 1990
Jurisdiction of formation	Hong Kong
Percentage of ownership	100
Principal Activities	Provision of foundation works